Restatement of prior year disclosures	6 Months Ended
Jun. 30, 2021
Disclosure of reclassifications or changes in presentation [abstract]
Restatement of prior year disclosures	Restatement of prior year disclosures
Statement of comprehensive income

During 2020, the group completed the sale of its South African operations, including several South African subsidiaries. As a result of the sale, the Foreign Currency Translation Reserve (FCTR) balance was reassessed. It was determined that the FCTR, which had originated from non-foreign operations would not recycle through the income statement. Non-foreign operations are those entities with the same functional currency (ZAR) as the AngloGold Ashanti Limited parent company, which is different to the group presentation currency (USD). IAS 21 is silent regarding such a situation where a subsidiary is partially or fully disposed of resulting in a partial or full release of the FCTR associated with the subsidiary. The Statement of comprehensive income previously disclosed all foreign currency translation differences as “Items that will be reclassified subsequently to profit or loss”. As a result of the reassessment, the FCTR has been split between “Items that will be reclassified subsequently to profit or loss” and “Items that will not be reclassified subsequently to profit or loss”. The comparatives have been restated to include the revised disclosure.

The adjustment has no impact on reported totals in the statement of comprehensive income (loss) for the period; other comprehensive income (loss) for the period, net of tax; total comprehensive income (loss) for the period, net of tax; or on earnings per share or headline earnings per share for the period.

	Six months		Six months
	ended		ended
	Jun 2020		Jun 2020
US Dollar Million	As previously reported	Adjustments	Restated
Profit for the period	428	—	428

Items that will be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(62)	50	(12)

Items that will not be reclassified subsequently to profit or loss:
Exchange differences on translation of non-foreign operations	—	(50)	(50)
Net gain (loss) on equity investments	53	—	53
Deferred taxation thereon	(7)	—	(7)
	46	(50)	(4)
Other comprehensive income ( loss) for the period, net of tax	(16)	—	(16)
Total comprehensive income (loss) for the period, net of tax	412	—	412